FAIR VALUE MEASUREMENTS, Summary of Level 3 Instruments Measured at Fair Value (Details) - Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Recurring [Member] | Available-for-Sale Investments [Member]
Reconciliations of Assets and Liabilities [Abstract]
Beginning balance	$ 34,376	$ 21,357	$ 128,418
Additions	3,198	35,298	20,429
Conversion into ordinary shares of investees		(21,340)	(72,000)
Net investment gain (loss) included in earnings			(51,000)
Net unrealized loss included in other comprehensive income	(1,193)	(958)	(4,490)
Translation gain (loss) included in other comprehensive income	11	19
Settlement	(1,266)
Ending balance	35,126	34,376	21,357
Recurring [Member] | Investments Carried at Fair Value [Member]
Reconciliations of Assets and Liabilities [Abstract]
Beginning balance	178,298	0
Additions	74,482	151,227
Net investment gain (loss) included in earnings	(74,547)	27,071
Ending balance	178,233	178,298	0
Recurring [Member] | Other Assets [Member]
Reconciliations of Assets and Liabilities [Abstract]
Beginning balance	11,711	19,024	0
Acquisition of subsidiaries			8,860
Additions	56	186	13,340
Translation gain (loss) included in other comprehensive income	(944)	(359)	900
Disposals	(679)	(3,513)	(363)
Write-down included in earnings	(476)	(3,627)	(3,713)
Ending balance	9,668	11,711	$ 19,024
Non-Recurring [Member] | Equity Securities [Member]
Assets Remeasured at Fair Value [Abstract]
Assets, fair value	$ 264,899	$ 0